Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000198375
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Focused ETF
Trading Symbol	IEDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Consumer Focused ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Focused ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The consumer discretionary sector was driven by inflation expectations during the reporting period, beginning with persistent inflation, rapid rate hikes, and the potential for a U.S. recession then rallying on dovish remarks from the U.S. Federal Reserve Bank at the end of 2023.

  However, the performance of consumer discretionary stocks lagged that of the broader market as inflation proved to be stickier than expected, and consumer confidence failed to recover in line with investor confidence.

  Investors’ persistent enthusiasm for artificial intelligence (“AI”) was the primary driver of market returns. While the enthusiasm may have contributed to broad stock price increases, the largest increases were reserved for big technology companies that were best positioned to harness the new technology, leaving less exposed and smaller-capitalized companies to underperform.

What contributed to performance?

Within consumer discretionary stocks, a preference for experiences over goods led select fast-casual food chains to deliver strong performance. The influence of generative AI helped companies with a greater claim to benefit from the technology regardless of their main business. A large technology company with services ranging from e-commerce to cloud computing particularly gained due to its position as a leader in the AI space.

What detracted from performance?

An athletic gear company was the largest detractor from the Fund’s return during the reporting period. The company’s stock price has been challenged as investors preferred to spend their discretionary dollars on experiences over physical goods. Following similar trends, a budget retailer was the second largest detractor.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2024

Initial investment of $10,000

	Fund	S&P Total Market Index
Mar 18	9,884	9,736
Apr 18	10,112	9,770
May 18	10,216	10,046
Jun 18	10,538	10,113
Jul 18	10,796	10,451
Aug 18	11,415	10,814
Sep 18	11,506	10,832
Oct 18	10,743	10,029
Nov 18	10,864	10,230
Dec 18	9,978	9,276
Jan 19	10,747	10,075
Feb 19	11,043	10,429
Mar 19	11,391	10,579
Apr 19	11,848	11,000
May 19	11,024	10,290
Jun 19	11,845	11,011
Jul 19	12,062	11,173
Aug 19	12,058	10,947
Sep 19	12,285	11,136
Oct 19	12,350	11,373
Nov 19	12,617	11,803
Dec 19	12,936	12,143
Jan 20	12,849	12,128
Feb 20	11,890	11,135
Mar 20	10,356	9,597
Apr 20	11,984	10,870
May 20	12,810	11,453
Jun 20	13,198	11,717
Jul 20	14,247	12,379
Aug 20	15,637	13,269
Sep 20	15,261	12,781
Oct 20	14,873	12,508
Nov 20	16,399	14,037
Dec 20	16,779	14,667
Jan 21	16,494	14,620
Feb 21	16,637	15,088
Mar 21	17,446	15,613
Apr 21	18,493	16,415
May 21	18,128	16,489
Jun 21	18,709	16,907
Jul 21	18,994	17,198
Aug 21	19,367	17,690
Sep 21	18,514	16,887
Oct 21	19,578	18,021
Nov 21	19,817	17,756
Dec 21	20,371	18,430
Jan 22	18,694	17,324
Feb 22	18,130	16,888
Mar 22	18,525	17,435
Apr 22	17,164	15,863
May 22	16,151	15,831
Jun 22	14,757	14,500
Jul 22	16,592	15,860
Aug 22	16,121	15,261
Sep 22	14,825	13,838
Oct 22	15,824	14,968
Nov 22	16,809	15,758
Dec 22	15,659	14,831
Jan 23	16,909	15,865
Feb 23	16,177	15,498
Mar 23	16,489	15,905
Apr 23	16,903	16,065
May 23	16,391	16,135
Jun 23	17,647	17,240
Jul 23	18,242	17,861
Aug 23	17,873	17,511
Sep 23	16,867	16,672
Oct 23	16,691	16,224
Nov 23	18,148	17,747
Dec 23	19,458	18,697
Jan 24	19,625	18,904
Feb 24	21,358	19,933
Mar 24	21,916	20,577
Apr 24	20,534	19,669
May 24	21,062	20,603
Jun 24	21,498	21,244
Jul 24	21,629	21,635

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	18.57%	12.39%	12.89%
Fund Market...
	18.77	12.38	12.88
S&P Total Market Index...
	21.10	14.13	12.90

AssetsNet	$ 21,997,586
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 36,584
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$21,997,586
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$36,584
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialty Retail...
34.7%
Consumer Staples Distribution & Retail...
22.8
Hotels, Restaurants & Leisure...
16.9
Broadline Retail...
9.2
Textiles, Apparel & Luxury Goods...
3.3
Financial Services...
2.1
Commercial Services & Supplies...
1.3
Trading Companies & Distributors...
1.2
Ground Transportation...
1.0
Interactive Media & Services...
0.9
OtherFootnote Reference(b)...
6.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Home Depot, Inc. (The)...
12.2%
Costco Wholesale Corp...
8.5
Amazon.com, Inc...
8.3
Walmart, Inc...
7.0
Lowe's Cos., Inc...
4.2
TJX Cos., Inc. (The)...
4.2
Chipotle Mexican Grill, Inc...
3.4
O'Reilly Automotive, Inc...
2.5
Target Corp...
2.2
Ross Stores, Inc...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

C000198380
Shareholder Report [Line Items]
Fund Name	iShares U.S. Tech Independence Focused ETF
Trading Symbol	IETC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Tech Independence Focused ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Independence Focused ETF	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Generative artificial intelligence (“AI”) was a significant driver of market returns during the reporting period, particularly among firms providing the hardware or software that empowers AI delivery and utilization. These firms have been led by large technology companies, Mega-cap companies accounted for a vast majority of the sector’s gains relative to mid- and smaller-capitalized companies.

  Technology firms continued to receive fiscal support from legislation passed in 2022, empowering the United States to capitalize on the emergence of new technologies and deliver self-sufficiency in innovation and production.

  The U.S. Federal Reserve Bank (“Fed”) kept interest rates steady throughout the reporting period. A global risk-on rally started when Chairman Powell signaled rates had peaked at the end of 2023, fueling hopes for a soft landing (an economic outcome in which inflation slows to the Fed’s 2% target while growth remains positive).

What contributed to performance?

The two largest individual contributors to the Fund’s return during the reporting period were U.S. companies offering semiconductor and infrastructure software solutions. Both companies benefited from the ongoing AI trend as developers of the chips and software used in emerging technology development.

What detracted from performance?

Two of the largest individual detractors from the Fund’s return during the reporting period were data storage and management solution providers. Like their peers supplying the tools to harness AI, their stocks traded at high multiples, but weakened earnings guidance provided by the firms during the period caused stock prices to fall.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2024

Initial investment of $10,000

	Fund	S&P Total Market Index
Mar 18	9,598	9,736
Apr 18	9,699	9,770
May 18	10,321	10,046
Jun 18	10,351	10,113
Jul 18	10,600	10,451
Aug 18	11,418	10,814
Sep 18	11,379	10,832
Oct 18	10,277	10,029
Nov 18	10,237	10,230
Dec 18	9,396	9,276
Jan 19	10,283	10,075
Feb 19	10,762	10,429
Mar 19	11,222	10,579
Apr 19	11,951	11,000
May 19	11,042	10,290
Jun 19	11,828	11,011
Jul 19	12,219	11,173
Aug 19	11,942	10,947
Sep 19	11,959	11,136
Oct 19	12,331	11,373
Nov 19	12,949	11,803
Dec 19	13,378	12,143
Jan 20	13,985	12,128
Feb 20	13,079	11,135
Mar 20	11,949	9,597
Apr 20	13,796	10,870
May 20	14,782	11,453
Jun 20	15,717	11,717
Jul 20	16,759	12,379
Aug 20	18,509	13,269
Sep 20	17,484	12,781
Oct 20	16,977	12,508
Nov 20	18,758	14,037
Dec 20	19,606	14,667
Jan 21	19,503	14,620
Feb 21	19,849	15,088
Mar 21	20,044	15,613
Apr 21	21,498	16,415
May 21	21,234	16,489
Jun 21	22,729	16,907
Jul 21	23,503	17,198
Aug 21	24,541	17,690
Sep 21	23,063	16,887
Oct 21	24,802	18,021
Nov 21	25,042	17,756
Dec 21	25,444	18,430
Jan 22	23,406	17,324
Feb 22	22,268	16,888
Mar 22	22,963	17,435
Apr 22	19,863	15,863
May 22	19,365	15,831
Jun 22	17,673	14,500
Jul 22	19,739	15,860
Aug 22	18,686	15,261
Sep 22	16,522	13,838
Oct 22	17,194	14,968
Nov 22	18,198	15,758
Dec 22	17,122	14,831
Jan 23	18,523	15,865
Feb 23	18,302	15,498
Mar 23	19,831	15,905
Apr 23	19,806	16,065
May 23	21,876	16,135
Jun 23	23,214	17,240
Jul 23	23,964	17,861
Aug 23	24,019	17,511
Sep 23	22,509	16,672
Oct 23	22,314	16,224
Nov 23	25,093	17,747
Dec 23	26,411	18,697
Jan 24	27,471	18,904
Feb 24	29,432	19,933
Mar 24	30,041	20,577
Apr 24	28,216	19,669
May 24	29,293	20,603
Jun 24	31,901	21,244
Jul 24	31,686	21,635

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	32.22%	20.99%	19.87%
Fund Market...
	32.51	20.97	19.88
S&P Total Market Index...
	21.10	14.13	12.90

AssetsNet	$ 276,246,175
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 364,005
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$276,246,175
Number of Portfolio Holdings...
126
Net Investment Advisory Fees...
$364,005
Portfolio Turnover Rate...
31%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
29.6%
Semiconductors & Semiconductor Equipment...
20.2
IT Services...
9.9
Broadline Retail...
9.5
Interactive Media & Services...
6.3
Communications Equipment...
4.9
Capital Markets...
4.1
Technology Hardware, Storage & Peripherals...
3.8
Financial Services...
2.5
Professional Services...
2.3
OtherFootnote Reference(b)...
6.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
9.4%
Broadcom, Inc...
9.3
Microsoft Corp...
9.2
NVIDIA Corp...
6.1
Salesforce, Inc...
5.3
Accenture plc, Class A...
5.2
Oracle Corp...
3.7
Apple, Inc...
2.5
Alphabet, Inc., Class A...
2.4
Cisco Systems, Inc...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.